Cover Page	Nov. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2024
Entity Registrant Name	WK Kellogg Co
Entity Incorporation, State or Country Code	DE
Entity File Number	1-41755
Entity Tax Identification Number	92-1243173
Entity Address, Address Line One	One Kellogg Square, P.O. Box 3599
Entity Address, City or Town	Battle Creek
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49016-3599
City Area Code	269
Local Phone Number	401-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.0001 par value per share
Trading Symbol	KLG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001959348
Amendment Flag	false